Document and Entity Information	Jun. 30, 2023
Prospectus [Line Items]
Registrant Name	EATON VANCE SERIES TRUST II
Registrant CIK	0000074663
SEC Form	485BPOS
Period end date	Jun. 30, 2023
Investment Company Type	N-1A
Amendment Flag	false